Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2023		$ 208,458	$ 23,059,223		$ (27,888,258)	$ (4,620,577)
Balance, shares at Jan. 31, 2023		208,457,823
Conversion of convertible notes payable		$ 3,845	265,240			269,085
Conversion of convertible notes payable, shares		3,844,073
Net loss					(3,712,047)	(3,712,047)
Common stock issued for services		$ 2,345	307,008			309,353
Common stock issued for services, shares		2,345,836
Recording replacement options for RTO			1,324,731			1,324,731
Warrants issued			103,846			103,846
Issuance of preferred stock and warrants for common stock			276,000	(11,000)		265,000
Issuance of preferred stock and warrants for common stock, shares	23
Balance at Jan. 31, 2024		214,648	25,336,048	(11,000)	(31,600,305)	(6,060,609)
Balance (Accounting Standards Update 2020-06 [Member]) at Jan. 31, 2024					(405,305)	(405,305)
Balance, shares at Jan. 31, 2024	23	214,647,732
Sale of preferred stock			1,742,300	11,000		1,753,300
Sale of preferred stock, shares	139
Conversion of convertible notes payable		$ 12,848	1,035,945			1,048,793
Conversion of convertible notes payable, shares		12,848,116
Exercise of options		$ 19,521	(19,521)
Exercise of options, shares		19,521,249
Stock-based compensation			189,248			189,248
Net loss					(1,044,266)	(1,044,266)
Balance at Apr. 30, 2024		$ 247,017	28,284,020		(33,049,876)	(4,518,839)
Balance, shares at Apr. 30, 2024	162	247,017,097
Balance at Jan. 31, 2024		$ 214,648	25,336,048	(11,000)	(31,600,305)	(6,060,609)
Balance (Accounting Standards Update 2020-06 [Member]) at Jan. 31, 2024					(405,305)	(405,305)
Balance, shares at Jan. 31, 2024	23	214,647,732
Net loss						(2,080,247)
Balance at Jul. 31, 2024		$ 249,947	28,915,982		(34,085,857)	(4,919,928)
Balance, shares at Jul. 31, 2024	185.67	249,946,937
Balance at Jan. 31, 2024		$ 214,648	25,336,048	(11,000)	(31,600,305)	(6,060,609)
Balance (Accounting Standards Update 2020-06 [Member]) at Jan. 31, 2024					(405,305)	(405,305)
Balance, shares at Jan. 31, 2024	23	214,647,732
Sale of preferred stock			2,084,040	11,000		2,095,040
Sale of preferred stock, shares	173.67
Conversion of convertible notes payable		$ 12,848	1,035,945			1,048,793
Conversion of convertible notes payable, shares		12,848,116
Exercise of options		$ 14,740	(14,740)
Exercise of options, shares		14,740,000
Stock-based compensation		$ 12,156	2,953,959			2,966,115
Net loss					(5,137,332)	(5,137,332)
Stock-based compensation, shares		12,156,124
Exercise of warrants		$ 7,071	376,929			384,000
Exercise of warrants, shares		7,071,253
Costs related to sale of preferred stock			(59,656)			(59,656)
Balance at Jan. 31, 2025		$ 261,463	31,712,525		(37,142,942)	(5,168,954)
Balance, shares at Jan. 31, 2025	196.67	261,463,225
Balance at Apr. 30, 2024		$ 247,017	28,284,020		(33,049,876)	(4,518,839)
Balance, shares at Apr. 30, 2024	162	247,017,097
Sale of preferred stock			320,084			320,084
Sale of preferred stock, shares	23.67
Exercise of options			(50,000)			(50,000)
Stock-based compensation		1,888	362,920			364,808
Net loss					(1,035,981)	(1,035,981)
Stock-based compensation, shares		1,888,173
Exercise of warrants		$ 1,042	(1,042)
Exercise of warrants, shares		1,041,667
Balance at Jul. 31, 2024		$ 249,947	28,915,982		(34,085,857)	(4,919,928)
Balance, shares at Jul. 31, 2024	185.67	249,946,937
Balance at Jan. 31, 2025		$ 261,463	31,712,525		(37,142,942)	(5,168,954)
Balance, shares at Jan. 31, 2025	196.67	261,463,225
Stock-based compensation		$ 1,492	276,008			277,500
Net loss					(682,888)	(682,888)
Stock-based compensation, shares		1,491,334
Exercise of warrants		$ 450	107,550			108,000
Exercise of warrants, shares		450,000
Balance at Apr. 30, 2025		$ 263,405	32,096,083		(37,825,830)	(5,466,342)
Balance, shares at Apr. 30, 2025	196.67	263,404,559
Balance at Jan. 31, 2025		$ 261,463	31,712,525		(37,142,942)	(5,168,954)
Balance, shares at Jan. 31, 2025	196.67	261,463,225
Net loss						(1,460,852)
Balance at Jul. 31, 2025		$ 265,861	32,745,127		(38,603,794)	(5,592,806)
Balance, shares at Jul. 31, 2025	196.67	265,860,511
Balance at Apr. 30, 2025		$ 263,405	32,096,083		(37,825,830)	(5,466,342)
Balance, shares at Apr. 30, 2025	196.67	263,404,559
Stock-based compensation		$ 2,231	595,269			597,500
Net loss					(777,964)	(777,964)
Stock-based compensation, shares		2,230,952
Exercise of warrants		$ 225	53,775			54,000
Exercise of warrants, shares		225,000
Balance at Jul. 31, 2025		$ 265,861	$ 32,745,127		$ (38,603,794)	$ (5,592,806)
Balance, shares at Jul. 31, 2025	196.67	265,860,511